INCOME TAXES (Details) - USD ($)	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Deferred
Total	$ 34,065,689	$ 33,482,744	$ 9,368,541
PRC
Current
- PRC income tax expenses	37,720,637	34,474,418	11,827,735
Deferred
- PRC income tax expenses	(3,654,948)	(991,674)	(2,459,194)
Total	$ 34,065,689	$ 33,482,744	$ 9,368,541